Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents and Deposits in Banks
4.	Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks as of December 31, 2017 and December 31, 2018 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Current assets
Cash and cash equivalents
Demand deposits	~~W~~	2,602,560	2,365,022
Deposits in banks
Time deposits	~~W~~	685,238	4,318
Restricted cash(*)		72,840	74,082

	~~W~~	758,078	78,400

Non-current assets
Deposits in banks
Restricted cash(*)	~~W~~	11	11

	~~W~~	3,360,649	2,443,433

(*)

Restricted cash includes mutual growth fund to aid LG Group’s second and third-tier suppliers, pledge to enforce investment plans according to the receipt of subsidies from Gumi city and Gyeongsangbuk- do and others.